Commitments and Contingencies - Additional Information (Detail) - USD ($)			1 Months Ended			3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Jan. 09, 2017	Nov. 30, 2016	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 20, 2020	Jun. 26, 2019
Commitments And Contingencies [Line Items]
Additional shares issued pursuant to distribution reinvestment plan, value						$ 4,011,063	$ 4,011,353	$ 3,979,539	$ 4,046,381	$ 4,049,444	$ 3,963,766			$ 16,046,534	$ 16,057,113	$ 16,006,277
Amendment, suspension or termination period for distribution reinvestment Plan													30 days
Amendment, suspension or termination period of share														30 days
Redemptions of common stock, value							1	$ 42	200	211	141			$ 592	788	188
Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period for distribution reinvestment Plan													10 days
Sales commissions, dealer manager fee, or stockholder servicing fee payable						$ 0							$ 0
Amendment, suspension or termination period of share														10 days
Distribution Reinvestment Plan | Maximum
Commitments And Contingencies [Line Items]
Additional shares issued pursuant to distribution reinvestment plan, value		$ 100,900,000
Share Redemption Program
Commitments And Contingencies [Line Items]
Maximum weighted-average number of shares outstanding percentage													5.00%
Redemptions of common stock (in shares)						100,000						100,000		500,000
Redemptions of common stock, value			$ 400,000	$ 1,300,000	$ 700,000	$ 700,000						$ 1,300,000		$ 4,900,000	$ 900,000	$ 200,000
Share Redemption Program | Subsequent Event
Commitments And Contingencies [Line Items]
Redemptions of common stock, value			$ 400,000
Operating Partnership Redemption Rights
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units													1	1
Requisite minimum outstanding period for conversion eligibility													1 year	1 year
Class A and Class T Common Stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Estimated value per share under distribution reinvestment plan																	$ 10.40	$ 10.66
Class A Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan	1,100,000												5,000,000	4,000,000
Class T Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan	100,000												800,000	600,000
Redeemable Common Stock
Commitments And Contingencies [Line Items]
Redemptions of common stock (in shares)														4,900,000	8,300,000	2,200,000
Redemptions of common stock, value						$ 1,269,644	$ 7,500		$ 349,700	$ 2,052,078	$ 2,044,001			$ 4,881,988	$ 8,325,829	$ 2,219,328
Redeemable Common Stock | Share Redemption Program
Commitments And Contingencies [Line Items]
Redemptions of common stock (in shares)						100,000						0
Redemptions of common stock, value						$ 1,300,000								$ 4,500,000	$ 7,000,000	$ 1,500,000